Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Successor [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series D Preferred Stock [Member]
Current Assets:
Cash	$ 111,733	$ 8,090			$ 3,680
Accounts receivable, net	2,547	10,503			5,873
Inventories, net	36,661	32,327			56,488
Deferred tax assets		8,124
Prepaid expenses and other current assets	12,216	16,229			10,867
Total current assets	163,157	75,273			76,908
Property and equipment, net	29,236	30,206			26,440
Subscriber contract costs, net	267,004	12,753			534,013
Deferred financing costs, net	56,206	57,322			4,189
Intangible assets, net	882,733	1,053,019			706
Goodwill	837,419	876,642
Restricted cash	28,428	28,428			1,349
Long-term investments and other assets, net	27,358	21,705			1,375
Total assets	2,291,541	2,155,348			644,980
Current Liabilities:
Accounts payable	27,792	26,037			25,264
Accrued payroll and commissions	87,854	20,446			14,604
Accrued expenses and other current liabilities	61,220	38,232			8,354
Liability-contracts sold					12,063
Deferred revenue	28,291	19,391			20,091
Current portion of revolving line of credit					18,741
Current portion of capital lease obligations	3,632	4,001			2,804
Total current liabilities	208,789	108,107			101,921
Notes payable	1,508,385	1,305,000			605,000
Long-term portion of revolving line of credit		28,000
Liability-contracts sold, net of current portion					62,094
Capital lease obligations, net of current portion	2,918	4,768			5,075
Deferred revenue, net of current portion	17,237	708			34,566
Other long-term obligations	11,562	2,257			19,384
Deferred income tax liabilities	11,298	27,229			439
Total liabilities	1,760,189	1,476,069			828,479
Commitments and contingencies
Equity (deficit):
Common stock and additional paid-in capital	651,849	708,453
Accumulated deficit	(117,444)	(30,102)			(234,982)
Accumulated other comprehensive (loss) income	(3,053)	928			162
Total APX Group, Inc. stockholders' deficit	531,352	679,279			(187,983)
Preferred stock
Common stock					1
Additional paid-in capital		708,453			46,836
Non-controlling interests					4,484
Total equity (deficit)		679,279			(183,499)
Total liabilities and equity (deficit)	$ 2,291,541	$ 2,155,348			$ 644,980